Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (668)	R (509)
Long-term portion of long-term receivables	2,884	3,051
Long-term prepaid expenses	659	979
Long-term receivables and prepaid expenses	3,543	4,030
Long-term receivables (interest-bearing) - joint operations	1,086	879
Long-term loans	1,798	2,172
Electricity supply contract long-term prepaid expenses	145	758
Loans granted	431	298
Loans repaid	511	357
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	3,635	3,716
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (83)	R (156)